CONTRACT ASSETS	6 Months Ended
Jun. 30, 2022
CONTRACT ASSETS
CONTRACT ASSETS

NOTE 4 — CONTRACT ASSETS

Contract assets consist of the following:

	June 30,	December 31
	2022	2021
	(Unaudited)
Contract assets - “Smart Campus” related technological consulting services with FMP (1)	$-	$1,350,683
Contract assets - “Smart Campus” project maintenance and technical support fee with FMP	-	601,461
Contract assets – Other “Smart Campus” related technological consulting services	-	54,345
Financing component associated with FMP contract assets (1)	-	7,657
Total contract assets, net	-	2,014,146
Less: current portion of contract assets	-	2,014,146
Contract assets, non-current	$-	$-

(1)  In 2017, the Company entered into a contract with FMP to help FMP with its smart campus project, including creating a big data center, digital classrooms and an experiment-based simulation teaching center for its business school (the “FMP 2017 Contract”). These projects have been fully completed in November 2018 with satisfactory inspection and acceptance by FMP in December 2018.

Total contract price under the 2017 FMP “smart campus” project was RMB16.68 million (approximately $2.4 million) for completion of the software and hardware installation, plus additional RMB5.05 million (approximately $0.73 million) post-contract maintenance and technical support fee during the period of 2019 to 2021.

As of December 31, 2021, total outstanding contract assets from the FMP 2017 Contract amounted to $209,724, including the following:

	Amount as of	Contracted
	December 31,	payment due
2017 FMP Contract	2021	date
Maintenance fees	$209,724
Total	209,724
Less: current portion of contract assets	209,724	By December 31, 2022
Non-current portion	$-

As of June 30, 2022, contract assets of $209,724 was fully collected.

In addition to the 2017 FMP Contract, in 2019, the Company entered into a new “smart campus” related contract with FMP to help FMP to create an information engineering laboratory training center and an experiment-based simulation center for its hotel management major for a total contract price of RMB15.58 million (approximately $2.3 million) plus additional RMB3.74 million (approximately $0.54 million) for post-installation maintenance and technical support fees for the three years from 2020 to 2022 (the “FMP 2019 Contract”).

The contract for the information engineering laboratory training center includes two phases. Phase I requires the Company to complete the hardware and software installation and decoration of the computer training rooms, IOT training room and digital classrooms with contract price of approximately RMB7.1 million ($1.01 million), which was completed before December 31, 2019, passed the inspection and was accepted by FMP. Phase II requires the Company to complete the hardware and software installation for the cloud computing and big data room with contract price of RMB3.48 million ($0.5 million). In 2020, the Company completed the experiment-based simulation center for FMP’s hotel management major, with satisfactory inspection and acceptance by FMP and recognized RMB4.6 million ($0.7 million) revenue. Due to the COVID-19 pandemic and temporary school closure, the performance of the Phase II contract was delayed and rescheduled to be completed in 2021. During the year ended December 31, 2021, the Company completed the information engineering experiment training center for FMP’s big data and cloud computing training room equipment, with satisfactory inspection and acceptance by FMP and recognized RMB2.1 million ($0.3 million) revenue.

As of December 31, 2021, total outstanding contract assets from the FMP 2019 Contract amounted to $1,750,077, including the following:

	Amount as of	Contracted
	December 31,	payment due
2019 FMP Contract	2021	date
Contract assets	$1,358,340
Maintenance fees	391,737
Total	1,750,077
Less current portion	1,750,077	By December 31, 2021
Non-current portion	$-	By December 31, 2022

As of December 31, 2021, contract assets associated with the FMP 2019 Contract amounted to $1,750,077, including receivable of $259,982 for services completed before December 31, 2019, receivable of $766,289 for services completed during 2020, receivable of $332,069 for services completed during 2021 and maintenance fees of $391,737. As of June 30, 2022, contract assets of $1,750,077 was fully collected.